PROPERTY AND EQUIPMENT, NET (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 USD ($)
PROPERTY AND EQUIPMENT, NET
Property and equipment, gross	¥ 5,789,851		¥ 4,461,517		$ 887,333
Less: accumulated depreciation	(1,710,616)		(1,537,113)		(262,163)
Property and equipment, net, Total	4,079,235		2,924,404		625,170
Depreciation expense including assets under capital leases	502,183	$ 76,963	456,382	¥ 426,450
Machinery and electronic equipment
PROPERTY AND EQUIPMENT, NET
Property and equipment, gross	3,390,586		2,555,217		519,630
Financial leased assets
Finance leased assets, gross	32,314		30,462		4,952
Finance leased assets, accumulated depreciation	25,914		22,566		3,971
Leasehold improvements
PROPERTY AND EQUIPMENT, NET
Property and equipment, gross	1,331,472		1,176,201		204,057
Motor vehicles
PROPERTY AND EQUIPMENT, NET
Property and equipment, gross	121,072		4,952		18,555
Construction in progress
PROPERTY AND EQUIPMENT, NET
Property and equipment, gross	¥ 946,721		¥ 725,147		$ 145,091